Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	172 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Dow Jones U.S. Thematic Market Neutral Low Beta Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(22.49%)	(4.70%)	(2.79%)
AGF U.S. Market Neutral Anti-Beta Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(20.60%)	(3.06%)	(2.21%)
Performance Inception Date				Sep. 12, 2011
AGF U.S. Market Neutral Anti-Beta Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(21.16%)	(3.87%)	(2.65%)
AGF U.S. Market Neutral Anti-Beta Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(11.96%)	(2.46%)	(1.71%)